6. Goodwill and Intangible Assets (Details - future amortization) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Future intangible asset amortization
2017		$ 55,520
2018	$ 26,119	26,119
2019	9,236	9,236
2020	8,655	8,655
2021	2,059	2,059
Remaining	4,057	4,061
Total	$ 61,878	$ 105,650